SELECTED STATEMENT OF OPERATIONS DATA (Details 7) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings per ordinary share (“EPS”):
Weighted average number of shares issued and outstanding - used in computation of basic EPS	18,949	18,869	18,767
A d d - incremental shares from assumed exercise of options	83	21	79
Weighted average number of shares used in computation of diluted EPS	19,032	18,890	18,846